GEOGRAPHIC INFORMATION (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 118,298	$ 142,164
Long-lived assets	33,171		$ 34,865
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,449	25,166
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	21,397	20,997
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,946	16,741
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23,559	25,486
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	27,620	17,662
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23,327	$ 36,112
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	27,517		29,165
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 5,654		$ 5,700